UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT 06830


Form 13F File Number: 28 - 12236


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Senior Vice President
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      4/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $      277,208
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Aberdeen Asia-Pacific Income Fund Inc Common Stock   003009107        3       500 SH       SOLE                2,627,975      0    0
Aberdeen Israel Fund Inc              Common Stock   00301L109    1,819   103,492 SH       SOLE                   63,848      0    0
Aberdeen Latin America Equity Fund    Common Stock   00306K106      220     5,650 SH       SOLE                  916,689      0    0
Inc
Adams Express Co                      Common Stock   006212104   29,880 2,627,975 SH       SOLE                  494,618      0    0
Asia Pacific Fund Inc/The             Common Stock   044901106      755    63,848 SH       SOLE                  103,125      0    0
Bancroft Fund Ltd                     Common Stock   059695106    1,806   103,125 SH       SOLE                  741,757      0    0
Boulder Growth & Income Fund Inc      Common Stock   101507101    4,888   741,757 SH       SOLE                  377,615      0    0
Boulder Total Return Fund Inc         Common Stock   101541100    6,329   377,615 SH       SOLE                   43,405      0    0
Calamos Strategic Total Return Fund   Common Stock   128125101   15,267 1,569,037 SH       SOLE                    9,000      0    0
Central Europe and Russia Fund        Common Stock   153436100      145     3,200 SH       SOLE                    3,200      0    0
Inc/The
Central Securities Corp               Common Stock   155123102   15,997   682,762 SH       SOLE                  682,762      0    0
China Fund Inc/The                    Common Stock   169373107      343    10,900 SH       SOLE                   10,900      0    0
Claymore Dividend & Income Fund       Common Stock   18385J105      623    37,283 SH       SOLE                1,569,037      0    0
Clough Global Allocation Fund         Common Stock   18913Y103    3,961   243,874 SH       SOLE                   59,408      0    0
Clough Global Equity Fund             Common Stock   18914C100    1,561   101,541 SH       SOLE                   37,283      0    0
Clough Global Opportunities Fund      Common Stock   18914E106    7,161   517,060 SH       SOLE                   10,617      0    0
Cohen & Steers Infrastructure Fund    Common Stock   19248A109       32     1,800 SH       SOLE                  134,234      0    0
Inc
DCA Total Return Fund                 Common Stock   233066109      223    59,408 SH       SOLE                   70,495      0    0
Denali Fund/The                       Common Stock   24823A102    1,135    70,495 SH       SOLE                  210,688      0    0
Diamond Hill Financial Trends Fund    Common Stock   25264C101      105    10,617 SH       SOLE                  290,129      0    0
Inc
DWS High Income Opportunities Fund    Common Stock   23339M204    1,967   134,234 SH       SOLE                      500      0    0
Inc
Ellsworth Fund Ltd                    Common Stock   289074106    1,597   210,688 SH       SOLE                    8,672      0    0
European Equity Fund Inc/The          Common Stock   298768102    2,350   290,129 SH       SOLE                  476,217      0    0
First Trust Enhanced Equity Income    Common Stock   337318109      108     8,672 SH       SOLE                   10,400      0    0
Fund
Gabelli Dividend & Income Trust       Common Stock   36242H104   25,154 1,512,569 SH       SOLE                  381,623      0    0
Gabelli Global Multimedia Trust Inc   Common Stock   36239Q109    2,107   269,761 SH       SOLE                  223,942      0    0
General American Investors Co Inc     Common Stock   368802104   10,815   381,623 SH       SOLE                1,512,569      0    0
Greater China Fund Inc/The            Common Stock   39167B102    2,831   223,942 SH       SOLE                  483,725      0    0
H&Q Healthcare Investors              Common Stock   404052102    5,209   363,743 SH       SOLE                  269,761      0    0
H&Q Life Sciences Investors           Common Stock   404053100    6,020   500,869 SH       SOLE                  517,060      0    0
Ibero-America Fund Inc/The            Common Stock   45082X103    1,601   228,746 SH       SOLE                  101,541      0    0
JF China Region Fund Inc              Common Stock   46614T107       55     3,573 SH       SOLE                  243,874      0    0
John Hancock Bank and Thrift          Common Stock   409735206      752    43,405 SH       SOLE                  363,743      0    0
Opportunity Fund
Korea Equity Fund Inc                 Common Stock   50063B104    4,200   308,595 SH       SOLE                  500,869      0    0
Korea Fund Inc/The                    Common Stock   500634209      697    14,421 SH       SOLE                    3,300      0    0
Latin American Discovery Fund Inc     Common Stock   51828C106       46     2,400 SH       SOLE                   41,148      0    0
Lazard Global Total Return and        Common Stock   52106W103       20     1,300 SH       SOLE                  103,492      0    0
Income Fund Inc
Liberty All Star Equity Fund          Common Stock   530158104   15,863 3,015,697 SH       SOLE                    3,573      0    0
Liberty All Star Growth Fund Inc      Common Stock   529900102    2,280   494,618 SH       SOLE                  308,595      0    0
Macquarie Global Infrastructure       Common Stock   55608D101    9,600   526,879 SH       SOLE                   14,421      0    0
Total Return Fund Inc
Macquarie/First Trust Global          Common Stock   55607W100       51     3,190 SH       SOLE                    5,650      0    0
Infrastructure/Utilities Dividend &
Income Fund
Malaysia Fund Inc                     Common Stock   560905101      273    23,800 SH       SOLE                    2,400      0    0
Mexico Equity and Income Fund Inc     Common Stock   592834105    1,533   132,349 SH       SOLE                    1,300      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106   15,620   916,689 SH       SOLE                   23,800      0    0
Morgan Stanley China A Share Fund Inc Common Stock   617468103      259     9,000 SH       SOLE                    3,190      0    0
Morgan Stanley Eastern Europe Fund    Common Stock   616988101      110     5,660 SH       SOLE                  526,879      0    0
Inc
Morgan Stanley Emerging Markets Fund  Common Stock   61744G107      295    18,488 SH       SOLE                   18,488      0    0
Inc


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Morgan Stanley India Investment Fund  Common Stock   61745C105       79     3,300 SH       SOLE                  132,349      0    0
Inc
New Germany Fund Inc/The              Common Stock   644465106    8,388   483,725 SH       SOLE                  276,509      0    0
New Ireland Fund Inc/The              Common Stock   645673104      314    41,148 SH       SOLE                  100,446      0    0
Petroleum & Resources Corp            Common Stock   716549100    8,464   276,509 SH       SOLE                    6,653      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       14     6,653 SH       SOLE                   77,625      0    0
RMR Asia Pacific Real Estate Fund     Common Stock   76970B101    1,757   100,446 SH       SOLE                  214,878      0    0
RMR Real Estate Income Fund           Common Stock   74964K609    2,430    77,625 SH       SOLE                    5,660      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104    2,200   214,878 SH       SOLE                1,006,465      0    0
Royce Value Trust Inc                 Common Stock   780910105   15,489 1,006,465 SH       SOLE                  228,746      0    0
Source Capital Inc                    Common Stock   836144105      592    10,200 SH       SOLE                   10,200      0    0
SunAmerica Focused Alpha Growth Fund  Common Stock   867037103    9,529   476,217 SH       SOLE                   51,417      0    0
SunAmerica Focused Alpha Large-Cap    Common Stock   867038101    3,494   192,308 SH       SOLE                  250,437      0    0
Fund Inc
Taiwan Fund Inc/The                   Common Stock   874036106    2,713   145,323 SH       SOLE                  420,095      0    0
Taiwan Greater China Fund             Common Stock   874037104    1,806   250,437 SH       SOLE                  145,323      0    0
Thai Capital Fund Inc/The             Common Stock   882905201      644    51,417 SH       SOLE                  631,673      0    0
Thai Fund Inc/The                     Common Stock   882904105    5,591   420,095 SH       SOLE                3,015,697      0    0
Tri-Continental Corp                  Common Stock   895436103    9,235   631,673 SH       SOLE                    1,800      0    0
Zweig Fund Inc                        Common Stock   989834106      803   223,006 SH       SOLE                  223,006      0    0


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